Trade receivables - Movements in the loss allowance for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018
Movements in the loss allowance for impairment of trade receivables
Balance at Beginning of period		¥ 64,874
Impairment losses	¥ 528
Balance at end of period	64,874	59,576	¥ 64,874
Predecessor
Movements in the loss allowance for impairment of trade receivables
Impairment losses				¥ 6,512	¥ 16,329
Trade receivables
Movements in the loss allowance for impairment of trade receivables
Balance at Beginning of period		64,874
Impairment losses		7,378
Amount written off as uncollectible		(12,676)
Balance at end of period	64,874	59,576	64,874
Trade receivables | Predecessor
Movements in the loss allowance for impairment of trade receivables
Balance at Beginning of period		¥ 64,874	75,296	¥ 75,296
Impairment losses			7,040
Amount written off as uncollectible			(17,462)
Balance at end of period	¥ 64,874		¥ 64,874		¥ 75,296